UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

133 East Cook Ave

Libertyville, Illinois                      60048

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

133 East Cook Ave

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (847) 573-0365

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 76.88%

Bottled & Canned Soft Drinks - 4.06%
5,900	Coca Cola Enterprises, Inc.	$ 141,600

Canned, Frozen & Preserved Fruit, & Food Specialties - 2.56%
1,880	Heinz H.J. Co.	89,244

Commercial Banks, NEC - 2.94%
2,000	Citigroup, Inc.	102,580

Crude Petroleum & Natural Gas - 2.09%
1,000	EOG Resources, Inc.	73,060

Fire, Marine & Casualty Insurance - 6.08%
1,500	American International Group, Inc.	105,045
2,000	Travelers, Inc.	107,000
		212,045
Food And Kindred Products - 4.65%
2,320	Sara Lee Corp.	40,368
892	Kraft Foods, Inc.	31,443
1,290	Altria Group, Inc.	90,481
		162,292
Gas & Other Services Combined - 1.53%
900	Sempra Energy	53,307

Men's & Boys' Furnishings, Work Clothing & Allied Garment - 2.36%
900	V.F. Corp.	82,422

National Commercial Banks - 5.26%
2,000	Bank Of America Corp.	97,780
1,670	Wachovia Corp.	85,588
		183,368
Natural Gas Transmission - 1.88%
3,800	El Paso Corp.	65,474

Petroleum Refining - 5.47%
1,250	Chevron Corp.	105,300
1,090	Conocophillips	85,565
		190,865
Pharmaceutical Preparations - 11.57%
5,060	Pfizer, Inc.	129,384
1,900	Johnson & Johnson	117,078
2,740	Wyeth	157,112
		403,574
Plastic Materials, Synthetic Resin & Nonvulcan Elastomers - 1.27%
1,000	Dow Chemical Co.	44,220

Public Building & Related Furniture - 3.32%
1,000	Johnson Controls, Inc.	115,770

Radiotelephone Communications - 2.42%
980	Dominion Resources, Inc.	84,584

Railroads, Line-Haul Operating - 1.51%
1,000	Norfolk Southern Corp.	52,570

Retail-Department Stores - 0.83%
400	J.C. Penney Corp., Inc.	28,952

Retail-Eating Places - 3.93%
2,700	McDonald's Corp.	137,052

Retail-Family Clothing Stores - 1.37%
2,500	Gap, Inc.	47,750

Retail-Grocery Stores - 3.17%
3,930	Kroger Co.	110,551

Retail-Variety Stores - 1.38%
1,000	Wal-Mart Stores, Inc.	48,110

Ship & Boat Building & Repairing - 3.03%
1,350	General Dynamics Corp.	105,597

Telephone Communications - 1.60%
2,700	Sprint Nextel Corp.	55,917

Wholesale-Drugs, Proprietaries - 2.60%
1,290	Cardinal Health, Inc.	91,126

TOTAL FOR COMMON STOCKS (Cost $2,173,880) - 76.88%		$ 2,682,028

PUT OPTIONS

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	S&P 100 Index
5,000	December 2007 Put @ 660.00	$ 71,500
5,000	July 2007 Put @ 680.00	24,000

	Total (Premiums Paid $125,700) - 2.74%	$ 95,500

SHORT TERM INVESTMENTS - 20.32%
708,911	Huntington Money Market Fund IV 4.44% * (Cost $708,911)	708,911

TOTAL INVESTMENTS (Cost $3,008,491) - 99.94%		$ 3,486,439

OTHER ASSETS LESS LIABILITIES - 0.06%		2,135

NET ASSETS - 100.00%		$ 3,488,574

* Variable rate security; the coupon rate shown represents the yield at June 30, 2007.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At June 30, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,008,491 amounted to $477,948 which consisted of aggregate gross unrealized appreciation of $519,778 and aggregate gross unrealized depreciation of $41,830.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date August 29, 2007